CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (19,363)	$ (19,166)	$ (66,002)	$ (60,298)	$ (75,234)	$ (73,281)
Other comprehensive income (loss):
Foreign currency translation adjustments	175	(261)	279	(458)	(796)	0
Change in unrealized gain (loss) on available-for-sale marketable securities	(5)	5	(3)	(28)	(36)	141
Total other comprehensive income (loss)	170	(256)	276	(486)	(832)	141
Comprehensive loss	$ (19,193)	$ (19,422)	$ (65,726)	$ (60,784)	$ (76,066)	$ (73,140)